Payroll, Social Charges and Accruals (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Payroll, social charges and accruals	R$ 411,102	R$ 927,538
Accruals classified as non-current	457	0
Social Security Liabilities [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Payroll, social charges and accruals	43,034	62,531
Social Security Liabilities [Member] | Taxes And Social Contribution [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Payroll, social charges and accruals	33,281	46,831
Social Security Liabilities [Member] | Social Security Charges On Paid Vacation And 13th Salary [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Payroll, social charges and accruals	9,753	15,700
Labor Liabilities [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Payroll, social charges and accruals	368,525	865,007
Labor Liabilities [Member] | Payroll Net [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Payroll, social charges and accruals	17,540	27
Labor Liabilities [Member] | Vacation [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Payroll, social charges and accruals	54,854	81,253
Labor Liabilities [Member] | Provisions By Performances And Profit Sharing [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Payroll, social charges and accruals	187,080	173,663
Labor Liabilities [Member] | Voluntary Retirement Program [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Payroll, social charges and accruals	109,028	610,057
Labor Liabilities [Member] | Other Liabilities [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Payroll, social charges and accruals	23	7
Social security and labor liabilities [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Payroll, social charges and accruals	R$ 411,559	R$ 927,538